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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-04933
                                   ---------------------------------------------

                      COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  P.O. BOX 1192, RICHMOND, VIRGINIA, 23229-1192
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                    ARTHUR E. ANDERSON II, ONE JAMES CENTER,
                 901 EAST CARY STREET, RICHMOND, VIRGINIA 23219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (800) 338-3383
                                                    --------------
Date of fiscal year end:       3/31/04
                         --------------------
Date of reporting period:        9/30/03
                          --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

RESPONSE: SEE REGISTRANT'S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 ATTACHED BELOW.

                                   [GRAPHIC]


                                                                    COMMONWEALTH
                                                               -----------------
                                                               CASH RESERVE FUND


                                                              SEMI-ANNUAL REPORT

                                                              September 30, 2003

================================================================================

                                            COMMONWEALTH CASH RESERVE FUND, INC.
                                                                   P.O. Box 1192
                                                   Richmond, Virginia 23209-1192
                                                                  (800) 338-3383

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

MESSAGE TO OUR SHAREHOLDERS

We are pleased to present the semi-annual report for the Commonwealth Cash Reserve Fund, Inc. (the "Fund") for the six month period ended September 30, 2003.

This has been a busy period for the Fund. On May 19, the Fund launched a new portfolio - CCRF FEDERAL - to meet the investment needs of public fund investors that want (or need) to limit their investments to obligations of the U.S. Government, its agencies and instrumentalities. CCRF Federal is managed by the same team of professionals that have operated the original portfolio (now referred to as CCRF PRIME) and is also "AAAm" rated by Standard & Poor's. This semi-annual report includes financial information on both CCRF Federal and CCRF Prime.

The last six months have also been a challenging time to manage short-term funds. During the period, the U.S. witnessed a fall in interest rates to levels not seen since the Eisenhower Administration. The continued slide in rates was caused by the protracted slowdown in global economic activity, geopolitical concerns, the war in Iraq, terror warnings and high oil prices. Uncertainty about the rate of economic growth along with an unemployment rate over 6% have kept the markets "on edge" for most of the year and generated significant interest rate volatility.

In response to concerns that the U.S. economy might be slowing further, the Federal Open Market Committee (FOMC) continued its aggressive easing. The FOMC lowered the Federal Funds target rate by 0.25% on June 25, 2003 to 1.00% - the lowest level in 45 years. In a statement released in September, the FOMC made it clear that low interest rates are key to a sustained economic recovery and indicated that "policy accommodation can be maintained for a considerable period."

The 3rd quarter of 2003 appears to have experienced the fastest rate of economic growth in four years. Strong sales in both the 2nd and 3rd quarters have pushed business inventories to rock-bottom levels and a solid uptrend of new orders has emerged. Improved business confidence has spurred corporate spending, leading to an 8.2% growth in disbursements on capital equipment and software. The housing market has remained strong in spite of the recent rise in mortgage rates with new constructions starts in the 3rd quarter reported at the highest level since 1986. In addition, the rebound in the stock market, continued home appreciation and tax rebates have provided further spending confidence for the consumer.

While the economy appears to be poised for continued expansion in the next few quarters, weak job growth and the 6.1% unemployment rate may limit the rebound. We are likely to see an extended period of market volatility as the economy works through this period of uncertainty. Investors can be assured that the Fund will continue to offer care and prudence in the management of the assets entrusted to its care. We are proud of our track record of strong performance and look forward to the continued opportunity to meet your investment needs.

Respectfully,
PFM Asset Management LLC

November 25, 2003

------------------------------------------------
1 | CCRF Semi-Annual Report ~ September 30, 2003

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

CCRF PRIME PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2003
(Unaudited)

     Face
    Amount                                                               Value
    (000)                                                                (000)
--------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES (0.50%)
--------------------------------------------------------------------------------
              Fleet National Bank
$    1,500      1.18%    10/20/03 ................................    $    1,499
--------------------------------------------------------------------------------
     1,500    Total Bankers' Acceptances (Original Cost $1,493)            1,499
--------------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT (8.01%)
--------------------------------------------------------------------------------
              CS First Boston
     9,000      1.20%    10/6/03 .................................         9,000
              Wells Fargo Bank
    15,000      1.06%    10/24/03 ................................        15,000
--------------------------------------------------------------------------------
    24,000    Total Certificates of Deposit (Original Cost $24,000)       24,000
--------------------------------------------------------------------------------
              ASSET-BACKED COMMERCIAL PAPER (3.33%)
--------------------------------------------------------------------------------
              Sheffield Receivable Corp.
    10,000      1.06%    10/15/03 ................................         9,996
--------------------------------------------------------------------------------
    10,000    Total Asset-Backed Commercial Paper
                (Original Cost $9,991)                                     9,996
--------------------------------------------------------------------------------
              COMMERCIAL PAPER (7.74%)
--------------------------------------------------------------------------------
              CitiGroup
    11,000      1.05%    10/6/03 .................................        10,998
              Dexia Delaware LLC
     2,450      1.05%    10/22/03 ................................         2,448
              General Electric Capital Corp.
     8,000      1.05%    10/2/03 .................................         8,000
              UBS Finance Corp (DE)
     1,750      1.09%    10/1/03 .................................         1,750
--------------------------------------------------------------------------------
    23,200    Total Commercial Paper (Original Cost $23,182)              23,196
--------------------------------------------------------------------------------
              CORPORATE NOTES (3.62%)
--------------------------------------------------------------------------------
              Associates Corp.
     3,268      1.27%    11/1/03 .................................         3,280
              General Electric Capital Corp.
     7,401      1.13%    4/23/04 .................................         7,580
--------------------------------------------------------------------------------
    10,669    Total Corporate Notes (Original Cost $10,981)               10,860
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (58.32%)
--------------------------------------------------------------------------------
              Federal Home Loan Bank Discount Notes
     8,700      1.04%    10/1/03 .................................         8,700
              Federal Home Loan Bank Mortgage-Backed
                Security Discount Notes
    25,000      0.95%    10/1/03 .................................        25,000
              Federal Home Loan Bank Notes
     3,000      1.62%    1/5/04 ..................................         3,029
              Federal Home Loan Bank Notes (Callable)
     2,000      1.51%    1/21/04 .................................         2,024
     9,000      1.30%    6/28/04 .................................         9,000
     7,000      1.33%    7/2/04 ..................................         6,996
              Federal Home Loan Mortgage Corporation Discount Notes
    20,000      0.97%    10/24/03 ................................        19,988
              Federal Home Loan Mortgage Corporation Notes (Callable)
     5,000      1.20%    8/6/04 ..................................         5,000
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                CCRF Semi-Annual Report ~ September 30, 2003 | 2

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

CCRF PRIME PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2003
(Unaudited)

     Face
    Amount                                                               Value
    (000)                                                                (000)
--------------------------------------------------------------------------------
                U.S. GOVERNMENT & AGENCY OBLIGATIONS (58.32%)
                  (CONTINUED)
--------------------------------------------------------------------------------
                Federal National Mortgage Association Discount Notes
$    6,050      1.04%    10/2/03 .................................    $    6,050
    68,000      1.03%    11/3/03 .................................        67,936
                Federal National Mortgage Association Notes
     1,100      1.57%    12/10/03 ................................         1,109
                Federal National Mortgage Association Notes (Callable)
    10,000      1.04%    7/26/04 .................................        10,000
    10,000      1.26%    8/27/04 .................................        10,000
   174,850    Total U.S. Government & Agency Obligations
                (Original Cost $174,873)                                 174,832
--------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS (18.35%)
--------------------------------------------------------------------------------
                Bear Stearns
    55,000      1.13%    10/1/03 .................................        55,000
                (Dated 9/30/03, repurchase price $55,002,
                Collateralized by Federal Home Loan Mortgage
                Corporation Pool Certificates, 6.5%, maturing
                8/1/33, market value $2,938; and Federal Home
                Loan Mortgage Corporation Pool Certificates, 5.5%
                to 7.0%, maturing 5/1/32 to 10/1/32, market value
                $53,770)
--------------------------------------------------------------------------------
    55,000    Total Repurchase Agreements (Original Cost $55,000)         55,000
--------------------------------------------------------------------------------
$  299,219    TOTAL INVESTMENTS (99.87%) (ORIGINAL COST $299,520)        299,383
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES (0.13%)                           391
--------------------------------------------------------------------------------
              NET ASSETS (100.00%)
                Applicable to 299,773,673 outstanding shares of
                beneficial interest (2,000,000,000 shares
                authorized - no par value)                            $  299,774
================================================================================
              NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
                PRICE PER SHARE                                       $     1.00
================================================================================
              AT SEPTEMBER 30, 2003,
                NET ASSETS CONSISTED OF                     Amount        Per
                                                             (000)       Share
--------------------------------------------------------------------------------
              Paid in Capital                             $ 299,774   $     1.00
              Undistributed Net Investment Income                --           --
              Accumulated Net Realized Gain                      --           --
              Unrealized Appreciation (Depreciation)
                of Investments                                   --           --
--------------------------------------------------------------------------------
              NET ASSETS                                  $ 299,774   $     1.00
================================================================================

The accompanying notes are an integral part of these financial statements.

------------------------------------------------
3 | CCRF Semi-Annual Report ~ September 30, 2003

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

CCRF FEDERAL PORTFOLIO
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2003
(Unaudited)

     Face
    Amount                                                               Value
    (000)                                                                (000)
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.84%)
--------------------------------------------------------------------------------
              Federal Home Loan Bank Discount Notes
$   10,050      1.01%    10/8/03 .................................    $   10,048
    17,600      1.02%    10/10/03 ................................        17,596
    30,000      1.02%    10/22/03 ................................        29,982
              Federal Home Loan Mortgage Corporation Discount Notes
    30,380      1.01%    10/31/03 ................................        30,354
     7,500      1.38%    8/12/04 .................................         7,410
              Federal Home Loan Mortgage Corporation Notes
     5,000      1.11%    12/15/03 ................................         5,022
              Federal Home Loan Mortgage Corporation Notes (Callable)
     5,000      1.20%    8/6/04 ..................................         5,000
              Federal National Mortgage Association Discount Notes
     3,520      1.02%    10/9/03 .................................         3,519
    26,000      1.02%    11/3/03 .................................        25,976
              Federal National Mortgage Association Mortgage-Backed
                Security Discount Notes
    20,000      0.95%    10/1/03 .................................        20,000
     4,128      1.12%    1/2/04 ..................................         4,116
              Federal National Mortgage Association Notes
    11,000      1.08%    11/14/03 ................................        11,048
              Federal National Mortgage Association Notes (Callable)
     5,000      1.25%    8/27/04 .................................         5,000
--------------------------------------------------------------------------------
   175,178    Total U.S. Government and Agency Obligations
                (Original Cost $174,951)                                 175,071
--------------------------------------------------------------------------------
$  175,178    TOTAL INVESTMENTS (99.84%) (ORIGINAL COST $174,951)        175,071
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES (0.16%)                           274
--------------------------------------------------------------------------------
              NET ASSETS (100.00%)
                Applicable to 175,345,001 outstanding shares of
                  beneficial interest (2,000,000,000 shares
                  authorized - no par value)                          $  175,345
================================================================================
              NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
                PRICE PER SHARE                                       $     1.00
================================================================================
              AT SEPTEMBER 30, 2003,
                NET ASSETS CONSISTED OF                     Amount        Per
                                                             (000)       Share
--------------------------------------------------------------------------------
              Paid in Capital                             $ 175,345   $     1.00
              Undistributed Net Investment Income                --           --
              Accumulated Net Realized Gain                      --           --
              Unrealized Appreciation (Depreciation)
                of Investments                                   --           --
--------------------------------------------------------------------------------
              NET ASSETS                                  $ 175,345   $     1.00
================================================================================

The accompanying notes are an integral part of these financial statements.


                                ------------------------------------------------
                                CCRF Semi-Annual Report ~ September 30, 2003 | 4

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
(Unaudited)                                       CCRF PRIME       CCRF FEDERAL
(000)                                             PORTFOLIO         PORTFOLIO
                                                --------------    --------------
                                                  Six Months      May 19, 2003 *
                                                     Ended            through
                                                Sept. 30, 2003    Sept. 30, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
  Interest Income                                 $    1,957        $      681
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
  Management Fees                                        266               109
  Custodian Fees                                          26                 7
  Distribution Fees                                       22                 8
  Legal Fees                                              16                20
  Audit Fees                                               6                 5
  Directors Fees and Expenses                              2                 2
  Registration Fees                                        6                 9
  Insurance, Rating Fees and Other                         3                 5
--------------------------------------------------------------------------------
  Total Expenses                                         347               165
  Less Expenses Waived by Investment Advisor             (92)              (89)
          Expenses Waived by Distributor                  (9)               (4)
--------------------------------------------------------------------------------
  Net Expenses                                           246                72
--------------------------------------------------------------------------------
  Net Investment Income                                1,711               609
--------------------------------------------------------------------------------
  Net Realized Gains on Investments                       35                 7
--------------------------------------------------------------------------------
  Net Increase in Net Assets
    Resulting from Operations                     $    1,746        $      616
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)                                                    CCRF PRIME              CCRF FEDERAL
(000)                                                           PORTFOLIO                PORTFOLIO
                                                     -------------------------------   --------------
                                                       Six Months          Year        May 19, 2003 *
                                                         Ended            Ended           through
                                                     Sept. 30, 2003   March 31, 2003   Sept. 30, 2003
-----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
-----------------------------------------------------------------------------------------------------
  Operations
      Net Investment Income                            $    1,711       $    4,777       $      609
      Net Realized Gains on Investments                        35              144                7
-----------------------------------------------------------------------------------------------------
      Net Increase in Net Assets                            1,746            4,921              616
-----------------------------------------------------------------------------------------------------
  Distributions
      Net Investment Income                                (1,711)          (4,777)            (609)
      Net Realized Gains on Investments                       (35)            (144)              (7)
-----------------------------------------------------------------------------------------------------
      Total Distributions                                  (1,746)          (4,921)            (616)
-----------------------------------------------------------------------------------------------------
  Capital Share Transactions (at $1.00 per share)
      Issued                                              433,822          777,926          320,513
      Redeemed                                           (428,707)        (738,978)        (145,784)
      Distributions Reinvested                              1,746            4,921              616
-----------------------------------------------------------------------------------------------------
      Net Increase from Capital Share
           Transactions                                     6,861           43,869          175,345
-----------------------------------------------------------------------------------------------------
      Total Increase in Net Assets                          6,861           43,869          175,345
-----------------------------------------------------------------------------------------------------
  Net Assets
      Beginning of Period                                 292,913          249,044               --
      End of Period                                    $  299,774       $  292,913       $  175,345
=====================================================================================================

* Date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

------------------------------------------------
5 | CCRF Semi-Annual Report ~ September 30, 2003

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

CCRF PRIME PORTFOLIO
 FINANCIAL HIGHLIGHTS
 (Unaudited)                               SIX MONTHS
                                              ENDED                             YEAR ENDED MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT          SEPT. 30,    ------------------------------------------------------------------
  EACH PERIOD                                 2003          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    1.000    $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.005         0.016         0.031         0.062         0.053         0.053
---------------------------------------------------------------------------------------------------------------------------
   Total From Operations                        0.005         0.016         0.031         0.062         0.053         0.053
---------------------------------------------------------------------------------------------------------------------------
LESS: DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                       (0.005)       (0.016)       (0.031)       (0.062)       (0.053)       (0.053)
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                         (0.005)       (0.016)       (0.031)       (0.062)       (0.053)       (0.053)
---------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $    1.000    $    1.000    $    1.000    $    1.000    $    1.000    $    1.000
===========================================================================================================================
Total Return                                    1.07%t        1.65%         3.12%         6.46%         5.43%         5.40%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $  299,774    $  292,913    $  249,044    $  252,502    $  135,708    $  113,731

Ratio of Expenses to Average Net Assets         0.15%t        0.15%         0.15%         0.15%         0.15%         0.15%

Ratio of Expenses to Average Net Assets
  Before Fee Waivers                            0.21%t        0.22%         0.23%         0.24%         0.25%         0.25%

Ratio of Net Investment Income to
  Average Net Assets                            1.06%t        1.57%         3.07%         6.24%         5.34%         5.28%

Ratio of Net Investment Income to
  Average Net Assets Before Fee Waivers         1.00%t        1.50%         2.99%         6.15%         5.24%         5.18%
===========================================================================================================================

CCRF FEDERAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(Unaudited)                                                        MAY 19, 2003*
                                                                     THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     SEPT. 30, 2003
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    1.000
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
   Net Investment Income                                                 0.004
--------------------------------------------------------------------------------
   Total From Operations                                                 0.004
--------------------------------------------------------------------------------
LESS: DISTRIBUTIONS
--------------------------------------------------------------------------------
   Net Investment Income                                                (0.004)
--------------------------------------------------------------------------------
   Total Distributions                                                  (0.004)
--------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                   $    1.000
================================================================================
Total Return                                                             0.96%t
================================================================================
RATIOS/SUPPLEMENTAL DATA t
Net Assets, End of Period (000)                                     $  175,345

Ratio of Expenses to Average Net Assets                                  0.11%t

Ratio of Expenses to Average Net Assets
  Before Fee Waivers                                                     0.25%t

Ratio of Net Investment Income to
  Average Net Assets                                                     0.96%t

Ratio of Net Investment Income to
  Average Net Assets Before Fee Waivers                                  0.82%t
================================================================================
* Date of Commencement of Operations

t Annualized

The accompanying notes are an integral part of these financial statements.

                                ------------------------------------------------
                                CCRF Semi-Annual Report ~ September 30, 2003 | 6

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

ORGANIZATION


A. The Commonwealth Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986. The Fund offers two separate investment portfolios (each a "Portfolio" and collectively, the "Portfolios"). Both the CCRF Prime Portfolio ("Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio") are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers'
     abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

B. The following significant accounting policies of the Portfolios are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

     1. Securities held are stated at amortized cost, which approximates fair value at September 30, 2003. It is each Portfolio's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

     2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

     3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participants' account by the purchase of additional shares of the respective Portfolio on the last day of each month.

     4. Each Portfolio invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     5. The Prime Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. The Federal Portfolio became effective May 9, 2003 and has not yet had to file an income tax return with the Internal Revenue Service; however the Federal Portfolio also expects to qualify under Subchapter M after doing so. Accordingly, no provision for federal income taxes is required in the financial statements. At September 30, 2003, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes.

------------------------------------------------
7 | CCRF Semi-Annual Report ~ September 30, 2003

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEES AND CHARGES

C. PFM Asset Management LLC, a registered investment advisor under the Investment Advisors Act of 1940, is under common ownership with Public Financial Management, Inc. Prior to July 31, 2002, Public Financial Management, Inc. served as investment adviser, administrator and transfer agent to the Prime Portfolio. On July 31, 2002, the Fund entered into an agreement with PFM Asset Management LLC ("PFM") to provide investment advisory, administration, and transfer agent services to the Prime Portfolio, pursuant to separate agreements with the Fund which expire July 31, 2004. On May 5, 2003, the Fund entered into an agreement with PFM to provide investment advisory, administration, and transfer agent service to the Federal Portfolio, pursuant to separate agreements with the Fund which expire May 5, 2005. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of each Portfolio's average daily net assets. Fees for transfer agent services are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

     There were no transfer agent fees charged to the Portfolios by PFM during the six months ended September 30, 2003. PFM voluntarily waived $92,000 of fees under the Prime Portfolio advisory and administration agreements so that the aggregate operating expenses of the Prime Portfolio would not exceed .15% of the Portfolio's average net assets for the six months ended September 30, 2003. Fees paid to PFM, after such waivers represented .11% of the Prime Portfolio's average net assets for the six months ended September 30, 2003. PFM also voluntarily waived $91,000 of fees under the Federal Portfolio advisory and administration agreements to minimize the operating expenses of the Federal Portfolio for the period May 19, 2003 (commencement of operations) through September 30, 2003. Fees paid to PFM, after such waivers represented .03% of the Federal Portfolio's average net assets for the period May 19, 2003 through September 30, 2003.

     The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. Commonwealth Financial Group, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to a distribution agreement with the Fund. The President of the Fund is the President and sole shareholder of the Distributor. The Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the six months ended September 30, 2003, total expenses incurred by the Prime Portfolio to the Distributor under the Plan were approximately $13,000, after waiving fees of $8,500. For the period May 19, 2003 through September 30, 2003, total expenses incurred by the Federal Portfolio to the Distributor under the Plan were approximately $4,000, after waiving fees of $4,000.

     During the six months ended September 30, 2003, the Fund incurred approximately $11,000 of legal expenses for services of a law firm of which the Secretary of the Fund is a Partner.

GOVERNMENTAL ACCOUNTING STANDARDS

D.   Under  Governmental   Accounting   Standards   ("GAS"),   state  and  local
     governments and other municipal entities are required to classify their investments, excluding pools managed by governments or investment funds similar to the Fund in prescribed categories of credit risk. Although the Fund is not subject to GAS, its September 30, 2003 investments have been classified for the information of the participants as Category 1 investments. Category 1 includes investments that are insured or registered or are held by the Fund or its agent in the Fund's name. Category 2 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent in the Fund's name. Category 3 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent but not in the Fund's name.

                                ------------------------------------------------
                                CCRF Semi-Annual Report ~ September 30, 2003 | 8

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

THE FUND'S BOARD OF DIRECTORS

Each member of the Board of Directors of the Fund was elected by the Fund's shareholders. Under the Fund's amended and restated bylaws, each of the Fund's Directors will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies of the Board of Directors may be filled by the remaining Board members until the next shareholders' meeting, subject to restrictions described below.

OFFICERS AND AFFILIATED DIRECTORS. The following table sets forth certain information about the Fund's Officers, as well as those Directors who are affiliated with the Fund's investment advisor or principal underwriter and are therefore "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

----------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH FUND;
NAME                             (NUMBER OF PORTFOLIOS IN      PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
ADDRESS                          FUND COMPLEX OVERSEEN BY      YEARS; (OTHER DIRECTORSHIPS HELD BY OFFICER
AGE (SERVED SINCE)               DIRECTOR)                     AND/OR DIRECTOR)
----------------------------------------------------------------------------------------------------------------
JEFFREY A. LAINE                 Director, President &         President, Commonwealth Financial Group, Inc.,
38 Cohasset Lane                 Treasurer;                    (the Fund's Distributor) 1994-present; President,
Cherry Hill, NJ 08003            (2)                           Laine Financial Group, Inc., (an investment
Age: 45 (1986)                                                 advisory firm) 1992-present; (0)
----------------------------------------------------------------------------------------------------------------
MARTIN P. MARGOLIS               Director, Vice President;     President, PFM Asset Management LLC (the Fund's
One Keystone Plaza               (2)                           investment adviser) 2001-present; Managing
North Front & Market Streets                                   Director, Public Financial Management, Inc., (an
Harrisburg, PA 17101                                           investment advisory firm) 1986-present; (0)
Age: 59 (1996)
----------------------------------------------------------------------------------------------------------------
ARTHUR E. ANDERSON II            Secretary;                    Mr. Anderson has been a partner of the law firm
One James Center                 (2)                           McGuire Woods LLP for more than the last five
901 E. Cary St.                                                years; (0)
Richmond, VA 23219
Age: 44 (1994)
----------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS. The following table sets forth certain information about those Directors of the Fund who are not "interested persons" as that term is defined in the Investment Company Act of 1940 ("Independent Directors").

----------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH FUND;
NAME                            (NUMBER OF PORTFOLIOS IN       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
ADDRESS                         FUND COMPLEX OVERSEEN BY       YEARS; (OTHER DIRECTORSHIPS HELD BY OFFICER AND/OR
AGE (SERVED SINCE)              DIRECTOR)                      DIRECTOR)
----------------------------------------------------------------------------------------------------------------
GILES DODD                      Director;                      Director of Finance, City of Greenville, South
921 Lindsley Drive              (2)                            Carolina, 1993-1996; Retired Director of
Virginia Beach, VA 23454                                       Finance/Assistant City Manager, City of Virginia
Age: 76 (1996)                                                 Beach; Past President Virginia Government Finance
                                                               Officers Association; (0)
----------------------------------------------------------------------------------------------------------------
ROBERT J. FAGG, JR.             Director;                      Retired Director of the Annual Giving Program,
1605 Westcastle Drive           (2)                            Virginia Commonwealth University, 1981-1998; (0)
Richmond, VA 23233
Age: 64 (1986)
----------------------------------------------------------------------------------------------------------------
ROBERT R. SEDIVY                Director;                      Vice President-Finance and Treasurer, Collegiate
3804 Wellesley Terrace Circle   (2)                            School, Richmond, Virginia, 1988-present; Past
Richmond, VA 23233                                             President Virginia Association of Independent
Age: 57 (1996)                                                 Schools, Financial Officers Group; (0)
----------------------------------------------------------------------------------------------------------------

------------------------------------------------
9 | CCRF Semi-Annual Report ~ September 30, 2003

COMMONWEALTH CASH RESERVE FUND, INC.

--------------------------------------------------------------------------------

THE FUND'S BOARD OF DIRECTORS (CONTINUED)

ADVISORY BOARD. The Board of Directors of the Fund has appointed an Advisory Board to provide consultation and advice to the Fund from time to time. The following table sets forth certain information about those individuals serving on the Advisory Board as of September 30, 2003:

-----------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH FUND;
NAME                            (NUMBER OF PORTFOLIOS IN FUND  PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
ADDRESS                         COMPLEX OVERSEEN BY ADVISORY   YEARS; (OTHER DIRECTORSHIPS HELD BY OFFICER AND/OR
AGE (SERVED SINCE)              BOARD MEMBER)                  DIRECTOR)
-----------------------------------------------------------------------------------------------------------------
LARRY W. DAVENPORT              Advisory Board Member; (2)     Director of Finance, Southeastern Public Service
1944 Ravencroft Lane                                           Authority, Virginia, 1998-present; Financial
Virginia Beach, VA 23454                                       Analyst, City of Virginia Beach, Virginia,
Age: 56 (1995)                                                 1998-present; (0)
-----------------------------------------------------------------------------------------------------------------
DENNIS W. KERNS                 Advisory Board Member; (2)     Director of Finance, King George County,
10459 Court House Drive                                        2001-present; Director of Finance, Culpepper County,
Suite 200                                                      1997-2001; Director of Finance, County of Henrico,
King George, VA 22485                                          Virginia, 1992-1997; Past President Virginia
Age: 66 (1996)                                                 Government Finance Officers Group; (0)
-----------------------------------------------------------------------------------------------------------------
CHRISTOPHER MARTINO              Advisory Board Member; (2)     Director of Finance, Prince William County,
1 County Complex Ct.                                           Virginia, February 1996-present; (0)
Prince William, VA 22192
Age: 46 (1996)
-----------------------------------------------------------------------------------------------------------------
ROGER W. MITCHELL, JR.          Advisory Board Member; (2)     Director of Finance/Treasurer, Town of Culpepper,
9461 Jamesons Mill Rd.                                         Virginia, 1991-present; (0)
Culpepper, VA 22701
Age: 42 (1994)
-----------------------------------------------------------------------------------------------------------------
CLARENCE A. ROBINSON            Advisory Board Member; (2)     Director of Fiscal Affairs, City of Fredricksburg,
1401 Prince Edward St.                                         1986-present; (0)
Fredricksburg, VA 22401
Age: 55 (1998)
-----------------------------------------------------------------------------------------------------------------

The Fund does not pay fees to Directors who are "interested persons" or to any of the Fund's officers. No officer of the Fund received any remuneration as an officer or employee of the Fund during the six months ended September 30, 2003, nor does the Fund intend to pay any remuneration to any officer during the remainder of the fiscal year. Directors who are not "interested persons" of the Fund receive from the Fund an annual retainer of $1,000 plus $250 per meeting attended. For the six months ended September 30, 2003, such fees totaled $3,000. The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director. Members of the Advisory Board receive no compensation from the Fund.

For further information on payments made to officers of the Fund for services performed, refer to Note C of the financial statements.


================================================================================

The Fund's Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.

                               -------------------------------------------------
                               CCRF Semi-Annual Report ~ September 30, 2003 | 10

COMMONWEALTH
-----------------
CASH RESERVE FUND

INVESTMENT ADVISER
  PFM Asset Management LLC
  One Keystone Plaza, Suite 300
  North Front & Market Streets
  Harrisburg, Pennsylvania 17101

CUSTODIAN
  State Street Bank & Trust Company
  125 Sunnynoll Court, Suite 200
  Winston-Salem, NC 27106

ADMINISTRATOR AND TRANSFER AGENT
  PFM Asset Management LLC
  One Keystone Plaza, Suite 300
  North Front & Market Streets
  Harrisburg, Pennsylvania 17101

DISTRIBUTOR
  Commonwealth Financial Group, Inc.
  38 Cohasset Lane
  Cherry Hill, New Jersey 08003

INDEPENDENT AUDITORS
  Ernst & Young LLP
  Two Commerce Square, Suite 4000
  2001 Market Street
  Philadelphia, Pennsylvania 19103

CO-COUNSEL
  McGuireWoods LLP
  One James Center                 This   report   is   not    authorized    for
  901 E. Cary Street               distribution to prospective  investors unless
  Richmond, Virginia 23219         preceded   or   accompanied   by  a   current
                                   prospectus.  The  prospectus  can be obtained
  Corsell Law Group Ltd            from the Fund's  Distributor.  The prospectus
  Rose Tree Corporate Center II    provides more complete information  including
  Suite 6020                       charges   and   expenses.   Please   read  it
  1400 North Providence Road       carefully before investment.
  Media, Pennsylvania 19063

ITEM 2.   CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

ITEM 2 RESPONSE: NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED SEPTEMBER 30, 2003; ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If the  registrant  provides  the  disclosure  required  by  paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in
     Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

     (3)  If the  registrant  provides  the  disclosure  required  by  paragraph
(a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ITEM 3 RESPONSE: NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED SEPTEMBER 30, 2003; ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e)  (1)  Disclose  the  audit   committee's   pre-approval   policies  and
procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 4 RESPONSE: NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED SEPTEMBER 30, 2003; ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEMS 5-6 RESPONSE: NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED SEPTEMBER 30, 2003.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

ITEM 7 RESPONSE: NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED SEPTEMBER 30, 2003 SINCE THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY THAT INVESTS SOLELY IN NON-VOTING FIXED INCOME SECURITIES.

ITEM 8. [RESERVED]

ITEM 8 RESPONSE: NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED SEPTEMBER 30, 2003.

ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

ITEM 9(A) RESPONSE: THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30A-2(C) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 9(B) RESPONSE: THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 10. EXHIBITS.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     ITEM 10(A) RESPONSE: NOT APPLICABLE TO THE REGISTRANT'S SEMI-ANNUAL REPORT DATED SEPTEMBER 30, 2003; ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

     (b) (1) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

     ITEM 10(B)(1) RESPONSE: CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) (2) A separate or combined certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

     ITEM 10(B)(2) RESPONSE: CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Commonwealth Cash Reserve Fund, Inc.
              ------------------------------------------------------------------

By (Signature and Title)* /s/ Jeffrey A. Laine   Jeffrey A. Laine, President
                          ------------------------------------------------------
Date    12/01/2003
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey A. Laine
                           -----------------------------------------------------
                           Jeffrey A. Laine, President

Date    12/01/2003
      --------------

By (Signature and Title)*  /s/ Jeffrey A. Laine
                           -----------------------------------------------------
                           Jeffrey A. Laine, Treasurer

Date    12/01/2003
      --------------

* Print the name and title of each signing officer under his or her signature.